Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-2
Statement to Securityholders
Determination Date: December 12, 2023

Payment Date	12/15/2023
Collection Period Start	11/1/2023
Collection Period End	11/30/2023
Interest Period Start	11/15/2023
Interest Period End	12/14/2023

Cut-Off Date Net Pool Balance	$1,228,970,492.55
Cut-Off Date Adjusted Pool Balance	$1,128,083,316.56

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$132,175,165.32	$30,421,900.72	$101,753,264.60	0.510041	Oct-24
Class A-2a Notes	$217,880,000.00	$—	$217,880,000.00	1.000000	Oct-26
Class A-2b Notes	$217,880,000.00	$—	$217,880,000.00	1.000000	Oct-26
Class A-3 Notes	$395,760,000.00	$—	$395,760,000.00	1.000000	Jun-28
Class A-4 Notes	$63,220,000.00	$—	$63,220,000.00	1.000000	Nov-28
Class B Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-28
Class C Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Feb-29
Class D Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-29
Total Notes	$1,060,725,165.32	$30,421,900.72	$1,030,303,264.60

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,158,040,283.05	$1,124,486,296.38	0.914982
YSOC Amount	$94,494,909.44	$91,362,823.49
Adjusted Pool Balance	$1,063,545,373.61	$1,033,123,472.89
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Reserve Account Balance	$2,820,208.29	$2,820,208.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$132,175,165.32	5.66300%	ACT/360	$623,756.63
Class A-2a Notes	$217,880,000.00	5.91000%	30/360	$1,073,059.00
Class A-2b Notes	$217,880,000.00	5.91404%	ACT/360	$1,073,792.53
Class A-3 Notes	$395,760,000.00	5.82000%	30/360	$1,919,436.00
Class A-4 Notes	$63,220,000.00	5.74000%	30/360	$302,402.33
Class B Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class C Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class D Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Total Notes	$1,060,725,165.32			$5,127,123.00

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,158,040,283.05	$1,124,486,296.38
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,063,545,373.61	$1,033,123,472.89
Number of Receivables Outstanding	49,428	48,826
Weighted Average Contract Rate	5.13%	5.13%
Weighted Average Remaining Term (months)	55	54

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$4,977,915.37
Principal Collections	$33,260,959.14
Liquidation Proceeds	$31,100.90
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$38,269,975.41
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$38,269,975.41

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$965,033.57	$965,033.57	$—	$—	$37,304,941.84
Interest - Class A-1 Notes	$623,756.63	$623,756.63	$—	$—	$36,681,185.21
Interest - Class A-2a Notes	$1,073,059.00	$1,073,059.00	$—	$—	$35,608,126.21
Interest - Class A-2b Notes	$1,073,792.53	$1,073,792.53	$—	$—	$34,534,333.68
Interest - Class A-3 Notes	$1,919,436.00	$1,919,436.00	$—	$—	$32,614,897.68
Interest - Class A-4 Notes	$302,402.33	$302,402.33	$—	$—	$32,312,495.35
First Allocation of Principal	$—	$—	$—	$—	$32,312,495.35
Interest - Class B Notes	$44,892.17	$44,892.17	$—	$—	$32,267,603.18
Second Allocation of Principal	$5,061,692.43	$5,061,692.43	$—	$—	$27,205,910.75
Interest - Class C Notes	$44,892.17	$44,892.17	$—	$—	$27,161,018.58
Third Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$15,891,018.58
Interest - Class D Notes	$44,892.17	$44,892.17	$—	$—	$15,846,126.41
Fourth Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$4,576,126.41
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,576,126.41
Regular Principal Distribution Amount	$2,820,208.29	$2,820,208.29	$—	$—	$1,755,918.12
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,755,918.12
Remaining Funds to Certificates	$1,755,918.12	$1,755,918.12	$—	$—	$—
Total	$38,269,975.41	$38,269,975.41	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$94,494,909.44
Increase/(Decrease)	$(3,132,085.95)
Ending YSOC Amount	$91,362,823.49

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,063,545,373.61	$1,033,123,472.89
Note Balance	$1,060,725,165.32	$1,030,303,264.60
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Target Overcollateralization Amount	$2,820,208.29	$2,820,208.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,820,208.29
Beginning Reserve Account Balance	$2,820,208.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,820,208.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	29	$293,027.53
Liquidation Proceeds of Defaulted Receivables[1]	0.00%	19	$31,100.90
Monthly Net Losses (Liquidation Proceeds)			$261,926.63
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			N/A
Second Preceding Collection Period			N/A
Preceding Collection Period			0.25%
Current Collection Period			0.28%
Four-Month Average Net Loss Ratio			N/A
Cumulative Net Losses for All Periods			$512,165.00
Cumulative Net Loss Ratio			0.04%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.06%	28	$667,324.44
60-89 Days Delinquent	0.01%	4	$111,847.49
90-119 Days Delinquent	0.00%	1	$26,425.92
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.07%	33	$805,597.85

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		2	$75,430.87
Total Repossessed Inventory		5	$184,128.05

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		5	$138,273.41
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			N/A
Second Preceding Collection Period			N/A
Preceding Collection Period			0.00%
Current Collection Period			0.01%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of November 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.45	0.04%	15	0.03%